Leases (Detail) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Leases [Abstract]
Total rental expense	$ 16,600,000	$ 12,700,000	$ 10,400,000
2015	11,378,000
2016	7,862,000
2017	6,217,000
2018	4,501,000
2019	3,627,000
2020 and thereafter	18,227,000
Total minimum rental commitments	$ 51,812,000